UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The New Economy Fund®
Investment portfolio

August 31, 2009
unaudited

Common stocks — 91.72%	Shares	Value (000)

SOFTWARE & SERVICES — 18.49%
Microsoft Corp.	5,790,000	$142,723
Google Inc., Class A1	263,800	121,789
Yahoo! Inc.[1]	5,795,000	84,665
SAP AG2	1,690,000	82,605
Oracle Corp.	3,745,000	81,903
McAfee, Inc.[1]	1,830,000	72,797
Global Payments Inc.	1,680,000	71,299
NetEase.com, Inc. (ADR)[1]	1,563,000	65,630
Tencent Holdings Ltd.[2]	3,738,000	55,597
Visa Inc., Class A	750,000	53,325
United Internet AG1,2	3,572,389	50,644
Rovi Corp.[1]	1,593,000	48,491
Accenture Ltd, Class A	1,390,000	45,870
Acxiom Corp.[1,3]	4,650,000	42,408
MasterCard Inc., Class A	200,000	40,526
Paychex, Inc.	1,125,000	31,826
eBay Inc.[1]	1,300,000	28,782
Autodesk, Inc.[1]	1,200,000	28,116
Wirecard AG2	2,606,250	27,444
Nintendo Co., Ltd.[2]	75,000	20,253
Digital River, Inc.[1]	570,800	20,161
Automatic Data Processing, Inc.	265,000	10,163
Verifone Holdings, Inc.[1]	865,000	9,982
Moneysupermarket.com Group PLC[2]	6,985,000	9,651
ProAct Holdings, LLC[1,2,4]	3,500,000	—
		1,246,650

BANKS — 9.80%
Banco Bradesco SA, preferred nominative	7,717,000	126,491
Banco Santander, SA2	6,300,053	97,221
Société Générale[2]	1,047,235	84,899
Bank of China Ltd., Class H2	118,855,000	57,789
Industrial and Commercial Bank of China Ltd., Class H2	69,400,000	47,350
HSBC Holdings PLC (Hong Kong)[2]	2,442,218	26,024
HSBC Holdings PLC (United Kingdom)[2]	1,353,500	14,800
ICICI Bank Ltd.[2]	2,310,000	35,571
Itaú Unibanco Banco Múltiplo SA (ADR)	2,057,292	34,460
BOC Hong Kong (Holdings) Ltd.[2]	16,025,000	32,206
Wells Fargo & Co.	1,000,000	27,520
M&T Bank Corp.	430,000	26,557
Busan Bank[2]	2,715,000	24,446
Banco Bilbao Vizcaya Argentaria, SA2	640,161	11,425
Grupo Financiero Banorte, SAB de CV, Series O	2,529,699	7,431
UniCredit SpA[1,2]	1,422,000	5,180
Shinhan Financial Group Co., Ltd.[1,2]	51,140	1,678
		661,048

TECHNOLOGY HARDWARE & EQUIPMENT — 8.96%
Apple Inc.[1]	1,073,000	180,489
Cisco Systems, Inc.[1]	3,629,200	78,391
Delta Electronics, Inc.[2]	26,297,150	70,178
QUALCOMM Inc.	1,035,000	48,045
Logitech International SA1	2,000,000	36,560
Corning Inc.	2,100,000	31,668
Trimble Navigation Ltd.[1]	1,200,000	30,552
Nokia Corp.[2]	1,730,000	24,254
Canon, Inc.[2]	635,000	24,232
Avid Technology, Inc.[1]	1,800,000	23,454
VTech Holdings Ltd.[2]	2,292,000	18,187
EMC Corp.[1]	1,000,000	15,900
Acer Inc.[2]	4,898,500	11,135
Flextronics International Ltd.[1]	981,534	5,820
HTC Corp.[2]	486,150	4,876
		603,741

DIVERSIFIED FINANCIALS — 7.56%
JPMorgan Chase & Co.	2,875,000	124,947
Credit Suisse Group AG2	2,137,720	109,078
Deutsche Bank AG2	1,458,800	99,444
Bank of New York Mellon Corp.	1,920,000	56,851
American Express Co.	1,200,000	40,584
State Street Corp.	680,100	35,692
UBS AG1,2	1,223,684	22,653
Capital One Financial Corp.	541,700	20,200
		509,449

HEALTH CARE EQUIPMENT & SERVICES — 5.73%
Inverness Medical Innovations, Inc.[1]	3,043,000	108,331
Fresenius SE2	1,000,000	50,679
Medtronic, Inc.	1,198,000	45,883
Hologic, Inc.[1]	2,347,450	38,616
McKesson Corp.	600,000	34,116
Aetna Inc.	1,000,000	28,500
NuVasive, Inc.[1]	673,086	26,971
Sirona Dental Systems, Inc.[1]	905,900	23,952
Masimo Corp.[1]	311,300	7,820
Beckman Coulter, Inc.	97,600	6,609
St. Jude Medical, Inc.[1]	150,000	5,781
American Medical Systems Holdings, Inc.[1]	266,680	4,064
ZOLL Medical Corp.[1]	160,000	2,877
Volcano Corp.[1]	170,000	2,431
		386,630

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.46%
Teva Pharmaceutical Industries Ltd. (ADR)	1,645,000	84,717
Vertex Pharmaceuticals Inc.[1]	1,350,000	50,504
Novartis AG2	910,000	42,303
Illumina, Inc.[1]	1,078,000	38,021
Millipore Corp.[1]	504,000	33,380
Richter Gedeon NYRT[2]	155,000	31,171
Myriad Genetics, Inc.[1]	905,000	27,666
Bayer AG, non-registered shares[2]	414,000	25,468
Life Technologies Corp.[1]	441,000	19,638
Amgen Inc.[1]	212,600	12,701
Array BioPharma Inc.[1]	580,000	2,390
		367,959

RETAILING — 5.31%
Lowe’s Companies, Inc.	2,683,900	57,704
Target Corp.	900,000	42,300
Best Buy Co., Inc.	1,150,000	41,722
O’Reilly Automotive, Inc.[1]	1,050,000	40,194
Bed Bath & Beyond Inc.[1]	1,000,000	36,480
Li & Fung Ltd.[2]	11,000,000	36,340
Tractor Supply Co.[1]	600,000	28,236
Jumbo SA2	2,234,000	24,074
Staples, Inc.	1,000,000	21,610
Industria de Diseño Textil, SA2	300,000	16,364
Pantaloon Retail (India) Ltd.[2]	2,000,000	12,886
		357,910

TELECOMMUNICATION SERVICES — 5.16%
América Móvil, SAB de CV, Series L (ADR)	910,000	41,087
Telephone and Data Systems, Inc., special common shares	863,600	21,875
Telephone and Data Systems, Inc.	420,332	11,084
MTN Group Ltd.[2]	1,800,000	29,693
China Mobile Ltd. (ADR)	300,000	14,766
China Mobile Ltd.[2]	1,500,000	14,618
Koninklijke KPN NV2	1,800,000	27,696
Vodafone Group PLC[2]	11,560,000	24,941
SOFTBANK CORP.[2]	1,035,000	23,122
Total Access Communication PCL[2]	17,387,700	16,922
Total Access Communication PCL (THB denominated)[2]	4,900,000	4,953
Millicom International Cellular SA1	293,269	20,693
Telefónica, SA2	695,000	17,556
Philippine Long Distance Telephone Co.[2]	326,210	16,839
Qwest Communications International Inc.	3,931,500	14,114
Singapore Telecommunications Ltd.[2]	6,313,000	13,751
tw telecom inc.[1]	1,130,000	12,939
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	13,615,500	11,342
United States Cellular Corp.[1]	139,500	5,093
Sprint Nextel Corp., Series 1[1]	1,291,600	4,727
		347,811

TRANSPORTATION — 4.46%
Ryanair Holdings PLC (ADR)[1]	5,866,300	160,678
Burlington Northern Santa Fe Corp.	551,500	45,785
Union Pacific Corp.	752,000	44,977
United Parcel Service, Inc., Class B	650,000	34,749
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	372,700	9,754
US Airways Group, Inc.[1]	705,000	2,397
Continental Airlines, Inc., Class B1	175,000	2,322
		300,662

MEDIA — 3.81%
News Corp., Class A	4,302,815	46,126
British Sky Broadcasting Group PLC[2]	4,186,000	37,091
Omnicom Group Inc.	800,000	29,056
Scripps Networks Interactive, Inc., Class A	840,900	27,304
CTC Media, Inc.[1]	2,000,000	26,600
Time Warner Inc.	880,000	24,561
Comcast Corp., Class A, special nonvoting shares	1,422,000	20,747
Daily Mail and General Trust PLC, Class A, nonvoting[2]	3,155,000	19,950
Time Warner Cable Inc.	450,214	16,622
Multi Screen Media Private Ltd.[1,2,4]	79,866	6,702
Next Media Ltd.[1,2]	15,662,000	2,020
		256,779

COMMERCIAL & PROFESSIONAL SERVICES — 3.70%
Manpower Inc.	885,000	45,754
Downer EDI Ltd.[2]	6,700,000	45,262
Robert Half International Inc.	1,525,000	40,092
Iron Mountain Inc.[1]	1,250,000	36,613
Monster Worldwide, Inc.[1]	1,800,000	29,196
Cintas Corp.	770,000	21,129
Michael Page International PLC[2]	3,429,877	18,936
United Stationers Inc.[1]	278,000	12,702
		249,684

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.11%
NVIDIA Corp.[1]	2,500,000	36,300
Intel Corp.	1,500,000	30,480
Texas Instruments Inc.	750,000	18,442
Linear Technology Corp.	600,000	15,942
Maxim Integrated Products, Inc.	600,000	11,268
MediaTek Inc.[2]	773,056	11,200
KLA-Tencor Corp.	243,000	7,582
Microchip Technology Inc.	250,963	6,663
Varian Semiconductor Equipment Associates, Inc.[1]	136,500	4,173
		142,050

CONSUMER SERVICES — 1.21%
YUM! Brands, Inc.	1,000,000	34,250
Carnival Corp., units	800,000	23,400
Genting Bhd.[2]	10,150,000	19,127
OPAP SA2	198,710	4,852
		81,629

ENERGY — 1.12%
Schlumberger Ltd.	1,152,400	64,765
Baker Hughes Inc.	320,000	11,024
		75,789

UTILITIES — 1.07%
GDF Suez[2]	1,151,574	48,652
PT Perusahaan Gas Negara (Persero) Tbk[2]	47,740,000	16,524
Public Service Enterprise Group Inc.	225,000	7,126
		72,302

CONSUMER DURABLES & APPAREL — 0.92%
GEOX SpA[2]	4,810,904	42,268
Burberry Group PLC[2]	2,515,000	19,703
		61,971

CAPITAL GOODS — 0.86%
MSC Industrial Direct Co., Inc., Class A	1,020,000	40,300
Watsco, Inc.	170,000	8,981
Beacon Roofing Supply, Inc.[1]	300,000	5,046
PT AKR Corporindo Tbk[2]	45,000,000	3,738
		58,065

INSURANCE — 0.46%
China Life Insurance Co. Ltd., Class H2	5,305,000	22,372
Prudential PLC[2]	1,010,150	8,824
		31,196

FOOD & STAPLES RETAILING — 0.42%
Costco Wholesale Corp.	560,000	28,549

MATERIALS — 0.18%
Monsanto Co.	142,227	11,930

MISCELLANEOUS — 4.93%
Other common stocks in initial period of acquisition		332,287

Total common stocks (cost: $5,753,734,000)		6,184,091

Warrants — 0.00%

DIVERSIFIED FINANCIALS — 0.00%
Citigroup Inc., warrants, expire 2009[1,2]	10.384615	—

Total warrants (cost: $0)		—

Convertible securities — 1.05%	Shares or principal amount

DIVERSIFIED FINANCIALS — 0.73%
Citigroup, Series M, Common Stock Equivalent[1,2]	10.384615	49,327

TRANSPORTATION — 0.21%
US Airways Group, Inc. 7.25% convertible notes 2014	$15,000,000	14,512

TELECOMMUNICATION SERVICES — 0.09%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	5,768

INSURANCE — 0.02%
American International Group, Inc. 8.50% convertible preferred 2011, units	92,163	1,037

Total convertible securities (cost: $62,063,000)		70,644

	Principal amount
Bonds & notes — 0.21%	(000)

RETAILING — 0.21%
Staples, Inc. 9.75% 2014	$12,294	14,445

Total bonds & notes (cost: $12,478,000)		14,445

	Principal amount	Value
Short-term securities — 7.50%	(000)	(000)

Freddie Mac 0.18%–0.25% due 10/19–12/22/2009	$109,784	$109,738
Bank of America Corp. 0.20%–0.26% due 9/1–9/11/2009	73,650	73,647
U.S. Treasury Bills 0.175%–0.19% due 9/24–10/22/2009	54,300	54,291
Procter & Gamble International Funding S.C.A. 0.20%–0.21% due 9/21/2009[5]	48,000	47,992
Fannie Mae 0.16%–0.26% due 9/8–10/13/2009	43,900	43,891
General Electric Capital Services, Inc. 0.27% due 9/28/2009	35,600	35,593
Coca-Cola Co. 0.23% due 12/11/2009[5]	26,800	26,777
General Electric Capital Corp., FDIC insured, 0.26% due 9/25/2009	25,000	24,995
Abbott Laboratories 0.20%–0.24% due 9/15–9/16/2009[5]	24,000	23,997
Jupiter Securitization Co., LLC 0.28% due 9/22/2009[5]	19,700	19,693
Johnson & Johnson 0.23% due 10/2/2009[5]	18,300	18,295
Federal Home Loan Bank 0.21% due 9/11/2009	17,600	17,599
NetJets Inc. 0.20% due 10/1/2009[5]	9,300	9,298

Total short-term securities (cost: $505,809,000)		505,806

Total investment securities (cost: $6,334,084,000)		6,774,986
Other assets less liabilities		(32,796)

Net assets		$6,742,190

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,019,227,000, which represented 29.95% of the net assets of the fund. This amount includes $1,963,198,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$31,574	$6,702	.10%
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$31,661	$6,702	.10%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $146,052,000, which represented 2.17% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
THB = Thai baht

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/09 (000)

Acxiom Corp.	—	4,650,000	—	4,650,000	$—	$42,408
NuVasive, Inc.*	1,953,586	—	1,280,500	673,086	—	—
					$—	$42,408

*Unaffiliated issuer at 8/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Software & services	$1,000,456	$246,194	*	$—	$1,246,650
Banks	222,459	438,589	*	—	661,048
Technology hardware & equipment	450,879	152,862	*	—	603,741
Diversified financials	278,274	231,175	*	—	509,449
Health care equipment & services	335,951	50,679	*	—	386,630
Pharmaceuticals, biotechnology & life sciences	269,017	98,942	*	—	367,959
Retailing	268,246	89,664	*	—	357,910
Telecommunication services	146,378	201,433	*	—	347,811
Transportation	300,662	—		—	300,662
Media	191,016	59,061	*	6,702	256,779
Commercial & professional services	185,486	64,198	*	—	249,684
Semiconductors & semiconductor equipment	130,850	11,200	*	—	142,050
Consumer services	57,650	23,979	*	—	81,629
Energy	75,789	—		—	75,789
Utilities	7,126	65,176	*	—	72,302
Consumer durables & apparel	—	61,971	*	—	61,971
Capital goods	54,327	3,738	*	—	58,065
Insurance	—	31,196	*	—	31,196
Food & staples retailing	28,549	—		—	28,549
Materials	11,930	—		—	11,930
Miscellaneous	199,146	133,141	*	—	332,287
Convertible securities	1,037	69,607		—	70,644
Bonds & notes	—	14,445		—	14,445
Short-term securities	—	505,806		—	505,806
Total	$4,215,228	$2,553,056		$6,702	$6,774,986

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended August 31, 2009 (dollars in thousands):

	Beginning value at 12/1/2008	Net purchases	Net unrealized depreciation	Net transfers out of Level 3	Ending value at 8/31/2009
Investment securities	$6,593	$33,750	$(20,400)	$(13,241)	$6,702

Net unrealized appreciation during the period on Level 3 investment securities held at August 31, 2009 (dollars in thousands):					$110

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,963,198,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,023,969
Gross unrealized depreciation on investment securities	(583,961)
Net unrealized appreciation on investment securities	440,008
Cost of investment securities for federal income tax purposes	6,334,978

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-914-1009O-S21457

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: October 29, 2009

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2009